Related Party Transactions (Details) - Related Party [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transactions [Line Items]
Revenue	$ 11,592	$ 3,651
Accounts receivable	$ 5,765